Total
WP Income Plus Fund
Investment Objective
The investment objective of the Income Fund is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WP Income Plus Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less))	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WP Income Plus Fund Institutional Class Shares
Management Fees	1.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	2.63%	[1]
Acquired Fund Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	4.79%	[2]
[1]	"Other Expenses" include 0.56% for payment of interest expenses related to the Income Fund's option investing.
[2]	"Total Annual Fund Operating Expenses" will not correlate to the Income Fund's ratio of expenses to average net assets in the Income Fund's Financial Highlights, which reflects the operating expenses of the Income Fund and does not include "Acquired Fund Fees and Expenses".

Example

The following Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
WP Income Plus Fund | Institutional Class Shares | USD ($)	480	1,442	2,408	4,841

Portfolio Turnover

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.61% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The Income Fund seeks to meet its investment objective by investing approximately 80% in unaffiliated open- and closed-end mutual funds and exchange-traded funds (“ETFs”) that primarily invest in fixed-income securities (“Underlying Bond Funds”). The principal types of fixed-income securities in which the Underlying Bond Funds invest are bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Underlying Bond Funds may invest in fixed income securities of any credit or maturity. The Underlying Bond Funds’ investments in securities rated below investment-grade are also known as “junk bonds” and are speculative in nature. The Income Fund’s investment objective may be changed without shareholder approval; however, the Income Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Income Fund’s investment objective.

The Income Fund seeks to produce income through yield on the Underlying Bond Funds. The Income Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Fund’s Advisor will generally buy and sell options linked to either the Markit iBoxx USD Liquid High Yield Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The portfolio managers will strategically allocate the Income Fund’s resources to the Underlying Bond Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers seek to invest in issues that have substantial dividends or interest payments, cash flow generation from owning the securities and selling calls on them, or ownership of the issues permits the manager to sell put options on other funds. The portfolio managers select the Underlying Bond Funds based on the following criteria: expense ratio, trading value relative to net asset value, liquidity in the marketplace, overall float and size, amount and frequency of distributions, composition of portfolio, performance compared historically to the bond indices and or other income vehicles and the availability of individual call options on the Underlying Bond Funds.

The Income Fund intends to sell covered call options on a portion of its holdings. The Fund’s Advisor generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the portfolio managers’ judgment of the advantages of selling call options on the Income Fund’s investments. Options may be written on various indices as well as direct issuance of corporate and governmental issuers. The Income Fund may also sell put options on ETFs that the portfolio managers believe are attractive for purchase at prices at or above the exercise price of the put options sold. The Fund’s Advisor generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Income Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Advisor generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will, again, depend upon market conditions and the portfolio managers’ assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the Income Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The Income Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The portfolio managers rebalance the Income Fund’s investments in the Underlying Bond Funds as the Fund’s Advisor deems necessary and appropriate. The Income Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Income Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Income Fund may also invest in securities and other investments not described in this prospectus.

Principal Risks of Investing in the Fund

An investment in the Income Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Income Fund will be successful in meeting its investment objective. Generally, the Income Fund will be subject to the following additional risks:

Changing Fixed Income Market Conditions Risk - The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks. There is a risk that the FRB and central banks may continue to raise interest rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involve purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Income Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Income Fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and the Income Fund’s transaction costs and potentially lower the Fund’s performance returns.

High Yield Bond (Junk Bond) Risk - Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Shares of Other Underlying Bond Funds - You will indirectly bear fees and expenses charged by the Underlying Bond Funds in which the Income Fund may invest in addition to the Income Fund’s direct fees and expenses and, as a result, your cost of investing in the Income Fund will generally be higher than the cost of investing directly in the Underlying Bond Funds. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The Income Fund may place otherwise uninvested cash in money market mutual funds.

Non-Diversified Fund - The Income Fund is a non-diversified fund which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options - Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Fund’s Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Income Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the Income Fund. The Income Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on Option Selling - The number of call options the Income Fund can sell is limited by the number of shares of common stock or ETFs or other securities the Income Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options Strategy - The Income Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and ETFs. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s Advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

Derivatives - The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Income Fund, which magnifies the Income Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Market - Market risk refers to the risk that the values of securities in the Income Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Management Style - To the extent the Income Fund focuses on a particular style of stocks, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Interest Rate - Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer - The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Active Trading Risk - The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

General Fund Investing - The Income Fund is not a complete investment program and you may lose money by investing in the Income Fund. All investments carry a certain amount of risk and there is no guarantee that the Income Fund will be able to achieve its investment objective.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Performance

The bar chart below shows how the Income Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Fund. The table below shows how the Income Fund’s average annual total returns for 1 year and since inception compare with those of broad-based securities market index. This information provides some indication of the risks of investing in the Income Fund. Past performance (before and after taxes) of the Income Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (866) 959-9260.

Year-by-Year Total Return (for periods ended December 31) Income Fund – Institutional Class

The Fund’s year to date return for the Institutional Class as of December 31, 2020 was -45.80%. During the period shown in the bar chart, the highest return for a quarter was 21.42% during the quarter ended March 31, 2019 and the lowest return for a quarter was -49.46% during the quarter ended March 31, 2020.

Average Annual Total Returns (for periods ended December 31, 2020)
Average Annual Total Returns - WP Income Plus Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	(45.80%)	(6.66%)	Jan. 04, 2016
Institutional Class Shares | After Taxes on Distributions	(46.22%)	(7.98%)	Jan. 04, 2016
Institutional Class Shares | After Taxes on Distributions and Sales	(27.12%)	(5.12%)	Jan. 04, 2016
S&P 500® Total Return Index	18.40%	15.60%	Jan. 04, 2016
Markit iBoxx USD Liquid High Yield Index	4.66%	7.80%	Jan. 04, 2016

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2020 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (866) 959-9260.